Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

As of March 31, 2025 and 2026, the Group did not have commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of the acquisition of property, plant and equipment.